U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 24F-2
                     Annual filing under Rule 24f-2
                  of the Investment Company Act of 1940


1.   Name and address of issuer:
     Voyageur Funds, Inc.
     2005 Market Street
     Philadelphia PA 19103

2.   The name of each series or class of securities for which

     this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the
     issuer): Delaware-Voyageur U.S. Government Securities Fund

3.   Investment Company Act File Number:  811-5267

     Securities Act File Number:  33-16270

4.   (a)  Last day of fiscal year for which this Form is filed:
          10/31/97

     (b)  []   Check box if this Form is being filed late
(i.e.,
               more than 90 days after the end of the issuer's fiscal year).

NOTE: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

     (c)  []   Check box if this is the last time the issuer
will
               be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to Section 24(f):  $26,288,201

     (ii)   Aggregate price of securities redeemed or
repurchased
            during the fiscal year:  $46,306,357

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
            $-0-

     (iv)   Total available redemption credits [add items 5(iv)
            and 5(iii)]:  $46,306,357

     (v)    Net sales -- if item 5(i) is greater than item
5(iv)
            [subtract item 5(iv) from item 5(i)]:  N/A

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     (vi)   Redemption credits available for use in
            future years -- if item 5(i) is less
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]:  ($20,018,156)
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     (vii)  Multiplier for determining registration fee:
            x 1/33 of 1%

     (viii) Registration fee due (multiply item 5(v) by item
            5(vii)] (enter "0" if no fee is due):  = $-0-

6. Interest due -- if this Form is being file more than 90 days after the end of the issuer's fiscal year:  + $-0-

7. Total of the amount of the registration fee due plus any interest due [Item 5(vii) plus item 6]: = $-0-

8    Date the registration fee and any interest payment was
sent
     to the Commission's lockbox depository:  N/A

     Account Number:

     Method of Delivery:      []   Wire Transfer
                              []   Mail or other means

                            SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):  /S/ROSEMARY E. MILNER
                           ---------------------
                           Rosemary E. Milner
                           Vice President

Date:  12/30/97
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